Related Party Transactions and Balances - Additional Information - Brookfield's Acquisition Conditions (Details) $ in Millions			1 Months Ended
	Jan. 01, 2018 USD ($) subsidiary	Sep. 25, 2017 USD ($)	Sep. 30, 2017 USD ($)
Brookfield
Related Party Transaction [Line Items]
Cash consideration		$ 610.0	$ 610.0
Management Companies from Teekay Corporation
Related Party Transaction [Line Items]
Percentage of ownership interest acquired	100.00%
Number of Businesses Acquired | subsidiary	7
Cash consideration	$ 1.4